Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended					9 Months Ended
		Jul. 31, 2020		Apr. 30, 2020		Jul. 31, 2019	Jul. 31, 2020		Jul. 31, 2019
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 6,630		$ 7,406		$ 7,970	$ 21,833		$ 23,181
Measured at FVOCI	[1]	209		303		378	830		1,109
Interest income calculated using effective interest method		6,839		7,709		8,348	22,663		24,290
Other	[2]	147		129		92	397		242
Interest income	[3]	6,986		7,838		8,440	23,060		24,532
Measured at amortized cost	[1]	2,688		3,390		4,055	9,855		11,658
Interest expense calculated using effective interest method		2,688		3,390		4,055	9,855		11,658
Other		45	[4]	31	[4]	11	143	[4]	33
Interest expenses		$ 2,733		$ 3,421		$ 4,066	$ 9,998		$ 11,691

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,839 for the three months ended July 31, 2020 (April 30, 2020 – $7,709; July 31, 2019 – $8,348) and for the nine months ended July 31, 2020 – $22,663 (July 31, 2019 – $24,290).
[4]	Includes interest on lease liabilities for the three months ended July 31, 2020 – $30 (April 30, 2020 – $30) and for the nine months ended July 31, 2020 – $90.